Financial instruments - Summary of foreign currency denominated financial assets and financial liabilities (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Asset Liabilities [Line Items]
Trade and other receivables - current	$ 3,897	$ 3,899
Trade and other payables - current	15,067	4,329
USD [Member]
Disclosure Of Financial Asset Liabilities [Line Items]
Cash and cash equivalents - current	1,421	2,326
Trade and other receivables - current	1,908	0
Trade and other payables - current	942	1,135
Other financial liabilities	6,478	0
Net financial asset liabilities	10,749	3,461
EURO [Member]
Disclosure Of Financial Asset Liabilities [Line Items]
Cash and cash equivalents - current	0	0
Trade and other receivables - current	0	0
Trade and other payables - current	7,320	2,710
Other financial liabilities	0	0
Net financial asset liabilities	7,320	2,710
GBP [Member]
Disclosure Of Financial Asset Liabilities [Line Items]
Cash and cash equivalents - current	0	0
Trade and other receivables - current	0	0
Trade and other payables - current	18	0
Other financial liabilities	0	0
Net financial asset liabilities	18	0
SGD [Member]
Disclosure Of Financial Asset Liabilities [Line Items]
Cash and cash equivalents - current	0	0
Trade and other receivables - current	0	0
Trade and other payables - current	0	1
Other financial liabilities	0	0
Net financial asset liabilities	$ 0	$ 1